FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2015
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$101	$-	$101
Marketable securities	52,774	-	52,774
Contingent consideration related to Mailvision	-	(228)	(228)
Earn-Out liability related to the acquisition of ACS	-	(2,109)	(2,109)

Total financial net assets (liabilities)	$52,875	$(2,337)	$50,538

	December 31, 2016
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial liabilities related to foreign currency derivative hedging contracts	$(142)	$-	$(142)
Marketable securities	36,318	-	36,318
Earn-Out liability related to the acquisition of ACS	-	(487)	(487)

Total financial net assets (liabilities)	$36,176	$(487)	$35,689

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2016	$(2,337)
Payment of MV Earn Out liability	233
Adjustment due to change in the forecast of earn-out consideration	1,674
Adjustment due to time change value	(57)

Balance at December 31, 2016	$(487)